Note 13 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about accrued expenses and other liabilities [text block]
	2021	2020
Trade payables and accruals(1)	$66,999	$113,541
Royalties payable	23,736	23,832
Wages, salaries and benefits payable	7,534	18,273
Amount due on the settlement of derivatives	12,878	—
Amount due to Royal Gold(2)	64,229	48,874
Liability for share-based compensation (note 23)	11,444	28,184
Total accounts payable and accrued liabilities	$186,820	$232,704